Property, Plant and Equipment, net - Schedule of property, plant, and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 81,636	$ 62,702
Less: accumulated depreciation	30,141	18,973
Property, Plant and Equipment, Net, Total	51,495	43,729
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,330	1,330
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	10,623	8,594
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	56,824	44,690
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 12,859	$ 8,088